Transamerica Janus Mid-Cap Growth VP Investment Strategy - Transamerica Janus Mid-Cap Growth VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio’s sub-adviser, Janus Henderson Investors US LLC (the “sub-adviser”), under normal conditions, invests primarily in common stocks selected for their growth potential, and normally invests at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of medium-sized companies. The sub-adviser considers medium-sized companies to be those whose market capitalization falls within the range of companies included in the Russell Midcap® Growth Index[1], a benchmark of the portfolio, which as of December 31, 2025, was between approximately $1.57 billion to $101.87 billion. The portfolio may also invest in foreign securities, which may include investments in emerging markets, and it may invest up to 5% of its net assets in exchange traded funds. The sub-adviser applies a “bottom-up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the portfolio’s investment policies.